Warrant Liabilities - Schedule of Warrant Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Schedule of Warrant Liabilities [Line Items]
Total warrant liabilities		$ 1,874
Previously Reported [Member]
Schedule of Warrant Liabilities [Line Items]
Total warrant liabilities		1,874
MVS Warrants (previously SFTrust Warrants) [Member]
Schedule of Warrant Liabilities [Line Items]
Total warrant liabilities
MVS Warrants (previously SFTrust Warrants) [Member] | Previously Reported [Member]
Schedule of Warrant Liabilities [Line Items]
Total warrant liabilities		915
SVS Warrants (previously RBC Warrants) [Member]
Schedule of Warrant Liabilities [Line Items]
Total warrant liabilities
SVS Warrants (previously RBC Warrants) [Member] | Previously Reported [Member]
Schedule of Warrant Liabilities [Line Items]
Total warrant liabilities		$ 959